REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2025
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

14) REVENUE AND COST OF SALES

The Company’s revenues for the year ended December 31, 2025 and 2024, are all attributable to Mexico, from shipments of concentrate from the Avino Mine and processing of development material from the La Preciosa Mine.

	2025	2024
Concentrate sales	$85,166	$67,133
Provisional pricing adjustments	7,061	(955)
	$92,227	$66,178

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following for the year ended December 31, 2025 and 2024:

	2025	2024
Production costs	$39,518	$38,600
Write down of equipment and materials and supplies inventory	593	1,144
Depreciation and depletion	3,581	3,233
	$43,692	$42,977